STOCK OPTIONS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 37.73	$ 75.00
Number of Options	344,989	182,996	170,675
Exercisable Options	166,768	111,752
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 34.50	$ 34.50
Number of Options	630	630
Expiry Date	Jun. 20, 2021	Jun. 20, 2021
Exercisable Options	630	630
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 34.50	$ 34.50
Number of Options	13,212	13,212
Expiry Date	Jul. 01, 2021	Jul. 01, 2021
Exercisable Options	13,212	13,212
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 34.50	$ 34.50
Number of Options	944	944
Expiry Date	Feb. 17, 2022	Feb. 17, 2022
Exercisable Options	944	944
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 183.00	$ 183.00
Number of Options	2,667	2,667
Expiry Date	Nov. 24, 2022	Nov. 24, 2022
Exercisable Options	2,667	2,667
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 150.00	$ 150.00
Number of Options	11,400	11,400
Expiry Date	Dec. 14, 2022	Dec. 14, 2022
Exercisable Options	11,400	11,400
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 142.50	$ 142.50
Number of Options	359	359
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Exercisable Options	359	359
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 157.50	$ 157.50
Number of Options	1,387	1,387
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Exercisable Options	1,387	1,387
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 150.00
Number of Options		1,112
Expiry Date		Apr. 26, 2023
Exercisable Options		1,112
Stock Option Eight February 2024 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 105.00	$ 105.00
Number of Options	2,667	2,667
Expiry Date	Feb. 06, 2024	Feb. 06, 2024
Exercisable Options	1,778	1,778
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 102.00	$ 102.00
Number of Options	1,667	1,667
Expiry Date	Feb. 13, 2024	Feb. 13, 2024
Exercisable Options	1,667	1,667
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 142.50	$ 142.50
Number of Options	106	106
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Exercisable Options	106	106
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 157.50	$ 157.50
Number of Options	408	408
Expiry Date	Mar. 03, 2024	Mar. 03, 2024
Exercisable Options	408	408
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 142.50	$ 142.50
Number of Options	43	43
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Exercisable Options	43	43
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 157.50	$ 157.50
Number of Options	164	164
Expiry Date	Mar. 14, 2024	Mar. 14, 2024
Exercisable Options	164	164
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 142.50	$ 142.50
Number of Options	485	485
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Exercisable Options	485	485
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 157.50	$ 157.50
Number of Options	1,876	1,876
Expiry Date	Sep. 30, 2024	Sep. 30, 2024
Exercisable Options	1,876	1,876
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 142.50
Number of Options		24
Expiry Date		Jun. 02, 2025
Exercisable Options		24
Stock Option Sixteen September 2027 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 24.15
Number of Options	81,436
Expiry Date	Sep. 01, 2027
Exercisable Options	27,148
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 157.50
Number of Options		90
Expiry Date		Jun. 02, 2025
Exercisable Options		90
Stock Option Seventeen January 2025 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 23.25
Number of Options	15,656
Expiry Date	Jan. 24, 2025
Exercisable Options	5,867
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 37.50
Number of Options		221
Expiry Date		Dec. 30, 2025
Exercisable Options		221
Stock Option Eighteen April 2028 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 9.735
Number of Options	40,000
Expiry Date	Apr. 19, 2028
Exercisable Options	40,000
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 142.50
Number of Options		164
Expiry Date		Dec. 30, 2025
Exercisable Options		164
Stock Option Nineteen May 2026 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 3.16
Number of Options	169,882
Expiry Date	May 31, 2026
Exercisable Options	56,627
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 24.150
Number of Options		81,436
Expiry Date		Sep. 01, 2027
Exercisable Options		27,148
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 23.250
Number of Options		16,934
Expiry Date		Jan. 24, 2025
Exercisable Options		5,867
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 9.735
Number of Options		40,000
Expiry Date		Apr. 19, 2028
Exercisable Options		40,000
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 6.930
Number of Options		5,000
Expiry Date		Jun. 10, 2025
Exercisable Options		0